Stock-based Compensation - Schedule of Fair Value Weighted-Average Assumptions (Details)	3 Months Ended
	Mar. 31, 2020 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	43.50%	[1]
Expected volatility, maximum	44.60%	[1]
Risk free interest rate, minimum	1.20%	[2]
Risk free interest rate, maximum	1.60%	[2]
Dividend yield	0.00%	[3]
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	5 years 9 months 14 days	[4]
Common stock value	$ 14.32
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	6 years 7 days	[4]
Common stock value	$ 14.50

[1]	Expected volatility was estimated based on comparable companies’ reported volatilities.
[2]	The risk-free rate is an interpolation of yields on U.S. Treasury securities with maturities equivalent to the expected term.
[3]	The Company has assumed a dividend yield of zero as they have no plans to declare dividends in the foreseeable future.
[4]	Expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.